Table
of
Contents

Shareholder
Letter
1

Report  of  Independent  Public  Accountants
2

Statement
of  Net  Assets
3

Statement
of  Operations
6

Statements
of  Changes  in
Net  Assets
7

Notes  to
Financial  Statements
8

Financial  Highlights
9

Dear  Shareholders:

During the one year period ended September 30, 2000, the Federal Open Market Committee (FOMC) raised rates four times for a cumulative change in the Fed Funds rate of 125 basis points in an effort to achieve long-term price stability and sustainable economic growth. Since its May 16, 2000, meeting, the FOMC has left the Fed Funds rate unchanged at 6.50%, but has maintained an inflationary bias. While recent economic data has hinted that aggregate demand has been slowing to a pace consistent with the economy's production potential, inflation pressures have been edging upward.

The labor market has remained tight. The unemployment rate has dipped below 4%, indicating consistent pressure on the labor market. The Chicago Purchasing Managers' Index increased from August to September because of rising oil prices. The price component of the National Association of Purchasing Management Index
(NAPM) will likely be affected by this rise in oil prices. Companies have also reported disappointing earnings or warnings that have contributed to a downturn in the stock market. In addition, the Fed expressed concern about increases in the cost of healthcare and energy prices resulting in diminished consumer confidence.

Early in the year, the Fund maintained a shorter than average maturity in order to provide liquidity while the Fed was in a tightening mode. Beginning in May, we believed the Fed would take a wait-and-see attitude toward growth and inflation. Therefore, we lengthened the Fund's average maturity and captured the expected rate hikes the market had priced into short-term rates.

PERFORMANCE

For the one year ended September 30, 2000, the Fund shares returned a strong 6.22%, versus 5.89% for the Lipper Institutional Money Market Funds Average.

OUTLOOK

While many economic indicators show some signs of slowing, we believe it is too soon to tell if the Fed will change its current policy. Unless the unemployment rate rises and consumer spending slows, or an unforeseen economic crisis occurs, we believe the Fed will retain its current stance on monetary policy. We will continue to monitor the economic releases of the coming months since it will probably take more than a few rounds of data to convince the Fed that there is little risk of inflation in the long run.

Sincerely,




Thomas  A.  Dailey                    Barbara  J.  Krumsiek
Portfolio  Manager                    President  and  CEO

October  30,  2000

Quality  structure  of  Portfolio


Quality  Structure  of  Portfolio
Rule 2a-7 under the Investment Company Act of 1940 applies to every money market fund and requires that a money market fund invest only in high quality obligations, take minimal credit risks, and seeks to maintain a stable price per share. The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


STATEMENT  OF  NET  ASSETS
September  30,  2000
                                                          Principal
Taxable  Variable  Rate  Demand  Notes  -  72.9%             Amount        Value
550  West  14th  Place  Illinois,  6.75%,  2/1/29,  LOC:  Harris  Trust
                                                         $4,700,000   $4,700,000
Alabama  Incentives  Financing  Authority  Special  Obligation,  6.65%, 10/1/29,
INSUR:  AMBAC,
     BPA:  SouthTrust  Bank,  AL                             30,000       30,000
Alabama  State  IDA  Revenue,  6.70%,  12/1/19,  LOC:  Bank  of  America
                                                          4,000,000    4,000,000
Alamo Heights Texas Higher Education Facilities,
 6.72%, 4/1/07, LOC: Bank One, NA                         4,955,000    4,955,000
Alsip Motel LP, 6.73%, 5/1/24, LOC: FHLB Indianapolis     3,850,000    3,850,000
American  Buildings  Co.,  Revenue  Bond,  6.7%,  8/1/20, LOC: Canadian Imperial
                                                          5,500,000    5,500,000
American  Healthcare  Funding:
     6.70%,  5/1/27,  LOC:  LaSalle  Bank                 5,000,000    5,000,000
     6.70%,  3/1/29,  LOC:  LaSalle  Bank                 3,900,000    3,900,000
Arkansas  State  Development Finance Authority, 6.65%, 8/1/30, LOC: Bank One, NA
                                                          1,850,000    1,850,000
Barton  Healthcare  LLC,  6.65%,  2/15/25, LOC: American National Bank and Trust
                                                          5,960,000    5,960,000
BBC LLC, 6.75%, 11/1/20, LOC: Columbus Bank and Trust     2,950,000    2,950,000
Bel  Air LLC, 6.70%, 12/1/15, LOC: Amsouth Bank           6,245,000    6,245,000
Berks  County  Pennsylvania  IDA,  6.73%,  7/1/16,  LOC:  First  Union  Bank
                                                          2,900,000    2,900,000
Betters  Group  LP,  6.70%, 2/1/12, LOC: Century National Bank and Trust, C/LOC:
Mellon  Bank                                              2,035,000    2,035,000
California Housing Finance Agency Revenue, 6.60%, 8/1/29 1,000,000 1,000,000 California Pollution Control, 6.75%, 6/1/14, LOC: Comerica Bank
                                                          2,960,000    2,960,000
California  Statewide  Community  Development,  6.70%,  7/1/27,  LOC:  Heller
Financial,
     C/LOC:  Commerze  Bank                                 325,000      325,000
Capital  One  Funding  Corp.:
     6.65%,  10/1/14,  LOC:  Bank  One,  NA              11,151,000   11,151,000
     6.65%,  9/1/16,  LOC:  Bank  One,  NA                  726,000      726,000
Capreit  Carmel  Financial,  6.869%,  2/1/01,  LOC:  Caisse  Des  Depots
                                                         10,500,000   10,500,000
Casa  Grande  Arizona  IDA  Revenue,  6.72%,  8/1/25,  LOC:  Bank  of  America
                                                         15,000,000   15,000,000
Columbus  Georgia  IDA  Revenue:
     6.70%, 12/1/19, LOC: Bank of Nova Scotia            23,000,000   23,000,000
     6.70%, 4/1/20, LOC: Columbus Bank and Trust          4,500,000    4,500,000
Four Fishers LLC, 6.86%, 4/1/24, LOC: Lasalle Bank        6,490,000    6,490,000
Glacier  600  Revenue  Bond, 6.70%, 11/1/16, LOC: US Bank - National Association
                                                          4,490,000    4,490,000
Health  Midwest  Ventures  Group,  6.65%,  8/1/19,  LOC:  Bank  of  America
                                                             50,000       50,000
Healthtrack Sports and Wellness, 6.65%, 2/15/27, LOC: American National Bank and
Trust                                                     4,890,000    4,890,000
Indiana  State  Development  Finance Authority, 7.50%, 9/1/16, LOC: Bank One, NA
                                                         28,700,000   28,700,000
Kit Carson County, Colorado Agriculture Development, 6.70%, 6/1/27, LOC: Norwest
Bank                                                      1,945,000    1,945,000
Meriter Hospital, 6.70%, 12/1/16, LOC: Firstar Bank       8,600,000    8,600,000
Meriter Management Services, 6.70%, 12/1/16, LOC: Firstar Bank
                                                          4,555,000    4,555,000
Meyers  Cookware  Industrial,  6.70%,  5/1/27,  LOC:  Banque  National  De Paris
                                                          4,500,000    4,500,000
Milpitas California MFH Revenue, 6.70%, 8/15/33, CF: FNMA
                                                          4,500,000    4,500,000
Milwaukee  Redevelopment Authority, 6.80%, 8/1/20, LOC: Marshall and Ilsley Bank
                                                          2,175,000    2,175,000
Mississippi  Business  Finance  Authority:
     6.70%, 11/1/06, GA: Marshall & Ilsley Bank           4,750,000    4,750,000
     6.70%, 6/1/10, LOC: National Bank of Detroit         3,400,000    3,400,000
     6.85%,  2/1/19,  LOC:  Sara  Lee                     2,000,000    2,000,000
Montgomery  Cancer  Center  LLC,  6.70%,  10/1/12,  LOC:  SouthTrust  Bank,  AL
                                                          3,695,000    3,695,000
Montgomery County New York, 6.80%, 5/1/25, LOC: FHLB New York
                                                          3,560,000    3,560,000
New  Hampshire  Business  Financial  Authority, 6.80%, 11/1/17, GA: State of New
Hampshire                                                 5,000,000    5,000,000
Pleasant Hill California Redevelopment Agency, 6.70%, 8/1/26, LOC: Heller Financial,
     C/LOC:  Commerze  Bank                                 180,000      180,000
Pointe  Chase  Apartments  LLC,  6.70%,  12/1/29,  LOC:  Columbus  Bank  & Trust
                                                          8,175,000    8,175,000

                                                          Principal
Taxable  Variable  Rate  Demand  Notes  -  Cont'd            Amount        Value
Roosevelt Paper  Co., 6.73%, 6/1/12, LOC: First Union, NC
                                                         $6,100,000   $6,100,000
San  Diego  California  MFH Revenue, 6.70%, 7/15/33, CF: FNMA
                                                          3,000,000    3,000,000
San  Joaquin  Mariners  Association  LP, 6.80%, 7/1/29, LOC: Credit Suisse First
Boston                                                    1,900,000    1,900,000
San  Leandro  California  MFH,  6.70%,  10/1/27,  LOC:  Heller  Financial,
     C/LOC:  Commerze  Bank                               2,255,000    2,255,000
Shawnee  KS  Private  Activity  Revenue,  6.80%,  12/1/12,  LOC: Chase Manhattan
                                                          8,550,000    8,550,000
Sioux-Preme  Packing  Co.,  6.70%,  9/1/20,  LOC:  Firstar  Bank,  Milwaukee
                                                          6,000,000    6,000,000
South  Central Communications Corp., 6.70%, 6/1/13, LOC: Citizens National Bank,
     C/LOC:  SunTrust  Bank                              13,000,000   13,000,000
St Paul Minnesota Housing & Redevelopment Authority Cooling Revenue, 6.70%, 6/1/15,
     LOC:  Dexia  Public  Financial  Bank                 1,630,000    1,630,000
St.  Joseph's County Economic Development, 6.73%, 6/1/27, LOC: FHLB Indianapolis
                                                            820,000      820,000
Stow  Glen  Properties  LLC,  6.71%,  11/1/19,  LOC:  Firstar  Bank  Milwaukee
                                                         10,275,000   10,275,000
Thayer  Properties  LLC,  6.70%,  7/1/20,  LOC:  Columbus  Bank  &  Trust
                                                          7,000,000    7,000,000
Village  of  Schaumberg  Illinois,  6.70%,  12/1/13,  BPA:  Bank  One,  NA
                                                          2,700,000    2,700,000
Virginia  State  Housing Development Authority, 6.65%, 1/1/47
                                                          4,000,000    4,000,000
W.  L.  Petrey  Wholesale  Co.,  Inc.,  6.70%,  3/1/11, LOC: SouthTrust Bank, AL
                                                          1,600,000    1,600,000
Washington  State  Housing  Finance  Commission:
     6.75%, 2/1/28, LOC: US Bank - National Association   2,950,000    2,950,000
     6.75%,  7/1/29,  LOC:  Bank  One,  NA                2,680,000    2,680,000
     6.75%,  6/15/32,  LOC:  FNMA                         2,250,000    2,250,000
     6.75%,  7/15/32,  LOC:  FNMA                         2,200,000    2,200,000
Waukesha  Health  Systems  Inc.,  6.70%,  8/15/26,  LOC:  Bank  of  America
                                                          2,750,000    2,750,000
Wenatchee  Valley  Clinic,  6.70%, 11/23/24, LOC: US Bank - National Association
                                                         10,630,000   10,630,000

      Total Taxable Variable Rate Demand Notes (Cost $316,982,000)   316,982,000

Corporate  Obligations  -  11.0%
Bank  of  America,  7.38%,  5/17/01                       5,000,000    5,000,000
First  Tennessee  Bank  NA,  7.125%,  6/21/01            10,000,000   10,000,000
John  Deere  Capital  Corp.,  7.14%,  6/20/01            15,000,000   15,000,000
Merrill  Lynch,  6.74%,  2/7/01                          10,000,000   10,000,000
Philip  Morris  Co.'s,  Inc.,  7.25%,  9/15/01            7,900,000    7,892,210

          Total  Corporate  Obligations  (Cost  $47,892,210)          47,892,210


Taxable  Municipal  Obligations  -  3.2%
American  Public  Energy  Agency Gas Supply Revenue, 7.06%, 6/1/01, INSUR: AMBAC
                                                          3,000,000    3,000,000
Colorado  Housing  Finance  Authority  Revenue,  6.70%,  4/1/20,  S/BPA: FHLB of
Topeka,  KS                                              11,000,000   11,000,000

          Total Taxable Municipal Obligations (Cost $14,000,000)      14,000,000

Certificates  Of  Deposit  -  9.0%
Canadian  Imperial,  6.67%,  2/12/01                      7,000,000    6,998,781
Deutsche  Bank,  New  York:
     7.16%,  6/12/01                                      5,400,000    5,397,160
     6.89%,  8/20/01                                      3,000,000    2,999,246
     6.78%,  9/11/01                                      7,000,000    6,998,431
Dresdner  Bank  New  York,  6.99%,  7/13/01               7,000,000    6,998,965
Regions  Bank,  New  York,  6.70%,  2/2/01               10,000,000    9,998,388

          Total  Certificates  of  Deposit  (Cost  $39,390,971)       39,390,971

                                                          Principal
U.S.  Government  Agency  Obligations  -  1.6%               Amount        Value
Federal National Mortgage Association, 6.57%, 4/26/01    $7,000,000   $6,995,845

          Total U.S. Government Agency Obligations (Cost $6,995,845)   6,995,845


               Total  Investments  (Cost  $425,261,026)  -  97.7%    425,261,026
               Other assets and liabilities, net - 2.3%                9,806,166
               Net  Assets  -  100%                                 $435,067,192

Net  Assets  Consist  of:
Paid-in  capital  applicable  to  435,126,207  shares  of  beneficial  interest,
     unlimited  number  of  no  par shares authorized               $435,128,022
Undistributed  net  investment  income                                     6,637
Accumulated  net  realized  gain  (loss)  on  investments               (67,467)
               Net  Assets                                          $435,067,192
               Net  Asset  Value  Per  Share                               $1.00

Explanation of Guarantees:
BPA: Bond-Purchase Agreement
C/LOC: Confirming Letter of Credit
CF: Credit Facility
GA:  Guarantee Agreement
INSUR: Insurance
LOC: Letter of Credit
S/BPA: Standby Bond-Purchase Agreement


Abbreviations:
FHLB: Federal Home Loan Bank
FNMA: Federal National Mortgage Association
IDA: Industrial Development Authority
LLC: Limited Liability Company
LP: Limited Partnership
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes


See notes to financial statements.


Statement  of  Operations
Year  Ended  September  30,  2000

Net  Investment  Income
Investment  Income:                                                        VALUE
     Interest  income                                                $36,359,892

Expenses:
     Investment  advisory  fee                                         1,451,553
     Transfer  agency  fees  and  expenses                                13,910
     Trustees'  fees  and  expenses                                       52,859
     Administrative  fees                                                290,311
     Custodian  fees                                                      69,940
     Accounting  fees                                                     60,232
     Registration  fees                                                   18,216
     Reports  to  shareholders                                            21,037
     Professional  fees                                                   19,049
     Miscellaneous                                                        52,522
          Total  expenses                                              2,049,629
               Reimbursement  from  Advisor                            (505,926)
               Fees  paid  indirectly                                   (92,150)
               Net  expenses                                           1,451,553
                    Net  Investment  Income                           34,908,339

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)  on  investments                            (67,467)

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                      $34,840,872


Statements  of  Changes  in  Net  Assets

                                                     Year Ended       Year Ended
                                                  September 30,    September 30,
Increase  (Decrease)  in  Net  Assets                 2000             1999
Operations:
     Net  investment  income                        $34,908,339      $29,948,477
     Net  realized  gain  (loss)  on  investments      (67,467)            1,698

     Increase  (Decrease)  in  Net  Assets
     Resulting  From  Operations                     34,840,872       29,950,175

Distributions  to  shareholders  from:
     Net  investment  income                       (34,911,519)     (29,944,088)
          Total  distributions                     (34,911,519)     (29,944,088)

Capital  share  transactions  in  dollars  and  shares:
     Shares  sold                                 5,695,654,168    6,188,045,089
     Reinvestment  of  distributions                 26,545,886       22,089,728
     Shares  redeemed                           (5,881,886,613)  (6,052,001,761)
          Total capital share transactions        (159,686,559)      158,133,056

Total  Increase  (Decrease) in Net Assets         (159,757,206)      158,139,143

Net  Assets
Beginning  of  year                                 594,824,398      436,685,255
End  of  year  (including  undistributed  net  investment
     income of $6,637 and $9,817 respectively)     $435,067,192     $594,824,398


Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Securities are valued at amortized cost which approximates market.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .25% of average daily net assets. Under the terms of the agreement, $89,677 was payable at year end.
The Advisor voluntarily reimbursed the Fund for expenses of $505,926 for the year ended September 30, 2000.
Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $19,552 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $6,406 for the year ended September 30, 2000. Under the terms of the agreement, $462 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served. Note C - Investment Activity
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes.
As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The Board has determined that all transactions are executed at independently derived prices.

Net realized capital loss carryforward for federal income tax purposes of $7,950 at September 30, 2000 may be utilized to offset future capital gains until expiration in September 2008.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2000.
Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights
                                                         Years  Ended
                                                  September 30,    September 30,
                                                      2000             1999
Net  asset  value,  beginning                             $1.00            $1.00
Income  from  investment  operations
     Net  investment  income                               .060             .051
Distributions  from
     Net  investment  income                              (.060)          (.051)
Net  asset  value,  ending                                $1.00            $1.00

Total  return                                              6.22%           5.18%
Ratios  to  average  net  assets:
     Net  investment  income                               6.01%           5.05%
     Total  expenses                                        .35%            .36%
     Expenses  before  offsets                              .27%            .22%
     Net  expenses                                          .25%            .21%
Net  assets,  ending  (in  thousands)                  $435,067         $594,824


                                                 Years  Ended
                                September 30,    September 30,     September 30,
                                    1998             1997              1996
Net  asset  value,  beginning           $1.00            $1.00             $1.00
Income  from  investment  operations
     Net  investment  income             .056             .055              .040
Distributions  from
     Net  investment  income            (.056)           (.055)           (.040)
Net  asset  value,  ending              $1.00            $1.00             $1.00

Total  return                            5.74%            5.55%            3.99%
Ratios  to  average  net  assets:
     Net  investment  income             5.59%            5.55%            4.80%
     Total  expenses                      .35%             .38%            1.20%
     Expenses  before  offsets            .14%             .07%             .73%
     Net  expenses                        .13%             .06%             .69%
Net assets, ending (in thousands)    $436,685         $375,351          $131,218



October  30,  2000

Statement  of  Operations
Year  Ended  September  30,  2000



Calvert
Cash
Reserves
Institutional
Prime
Fund


Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814


Calvert  Group
INformation

To  Open  an  Account
800-317-2274

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-317-2274
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com




This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.